Stock-Based Compensation (Details Narrative) (Brooklyn ImmunoTherapeutics, LLC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation	$ 53,000	$ 63,000	$ 135,000	$ 172,000	$ 206,000	$ 443,000
Brooklyn Immunotherapeutics, LLC [Member]
Stock-based compensation			$ 68,202	$ 68,674